Supplement dated February 26, 2007

to the Statements of Additional Information (“SAIs”)

to the following Registrants

ING Equity Trust

ING Investment Funds, Inc.

(each dated September 30, 2006)

ING Funds Trust

(dated July 31, 2006)

ING Prime Rate Trust

ING Senior Income Fund

(each dated June 30, 2006)

ING Partners, Inc.

ING Investors Trust

ING Variable Products Trust

ING Variable Insurance Trust

(each dated April 28, 2006)

Effective November 9, 2006, Shaun P. Mathews has been elected President and Chief Executive Officer (“CEO”) to the above listed Registrants.  All references to James M. Hennessy, who has retired as the president and CEO to the Funds, are hereby deleted and replaced with Shaun P. Mathews.  See the following tables for additional information.

All references to James M. Hennessy, who has retired as the president and CEO to the Funds, for ING Funds Trust, ING Prime Rate Trust, ING Senior Income Fund, ING Partners, Inc., ING Investors Trust, ING Variable Products Trust and ING Variable Insurance Trust are hereby deleted and replaced with Shaun P. Mathews.

Name, Address and Age	Position Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258 Age: 51	President and Chief Executive Officer	November 2006 - Present

President and Chief Executive Officer, ING Investments, LLC(2) (December 2006 – Present); President and Chief Executive Officer, ING Funds Services, LLC(3) (December 2006 – Present); Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present); CMO, ING USFS (April 2002 – October 2004); Head of Rollover/ Payout (October 2001 – December 2003).

All references to James M. Hennessy, who has retired as the president and CEO to the Funds, for ING Equity Trust and ING Investment Funds, Inc., are hereby deleted and replaced with Shaun P. Mathews.

Name, Address and Age	Position Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258 Age: 51	President and Chief Executive Officer	November 2006 - Present

President and Chief Executive Officer, ING Investments, LLC(3) (December 2006 – Present); President and Chief Executive Officer, ING Funds Services, LLC(4) (December 2006 – Present); Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present); CMO, ING USFS (April 2002 – October 2004); Head of Rollover/ Payout (October 2001 – December 2003).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE